Related Party Transactions (Details) - Schedule of accounts payable to related parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of accounts payable to related parties [Line Items]
Accounts payable to related parties	$ 127,668	$ 124,715
Yinhe Jiutian [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties [Line Items]
Accounts payable to related parties	122,481	119,629
Kangkang Family Farm [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties [Line Items]
Accounts payable to related parties	5,142	5,022
Zhenyu Trading [Member]
Related Party Transactions (Details) - Schedule of accounts payable to related parties [Line Items]
Accounts payable to related parties	$ 65	$ 64